Group companies (Details)	12 Months Ended
Dec. 31, 2023
Fusion Fuel Portugal [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Portugal, S.A.
Country of incorporation	Portugal
Principal activities	Operating company
Group interest	100.00%
Fuel Cell EvoraI Unipessoal [Member]
Reserve Quantities [Line Items]
Entity name	Fuel Cell Évora I, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fue Cell Evora II Unipessoal [Member]
Reserve Quantities [Line Items]
Entity name	Fuel Cell Évora II, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fusion Fuel USA [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel USA, Inc.
Country of incorporation	United States
Principal activities	Operating company
Group interest	100.00%
Fusion Fuel Spain [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Spain, S.L.
Country of incorporation	Spain
Principal activities	Hydrogen production
Group interest	50.00%
Fusion Fuel Australia PTY Ltd [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Australia, PTY Ltd
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Fusion Fuel Australia Pilot PTY Ltd [Member]
Reserve Quantities [Line Items]
Entity name	Fusion Fuel Australia – Pilot PTY Ltd
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines Unipessoal LDA [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Sines, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines II Unipessoal LDA [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Sines II, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines III Unipessoal LDA [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Sines III, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Portugal Unipessoal LDA [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Portugal, Unipessoal, LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo II Industria Unipessoal LDA [Member]
Reserve Quantities [Line Items]
Entity name	HEVO II Industria, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hanoi Asset Management Sl [Member]
Reserve Quantities [Line Items]
Entity name	Hanoi Asset Management, S.L.
Country of incorporation	Spain
Principal activities	No activity to date
Hevo Aveiro Unipessoal LDA [Member]
Reserve Quantities [Line Items]
Entity name	Hevo Aveiro, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%